Schedule of property and equipment (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ (383,098)
Disposals	(90,100)
Ending Balance, January 31, 2019	2,082,010
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Assets from acquisition	2,347,129
Additions	208,079
Disposals	(90,100)
Ending Balance, January 31, 2019	2,465,108	0
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Depreciation expense	(383,098)
Disposals	0
Ending Balance, January 31, 2019	(383,098)	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance, January 31, 2019	1,158,212
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Assets from acquisition	1,352,393
Additions	107,402
Disposals	0
Ending Balance, January 31, 2019	1,459,795	0
Leasehold improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Depreciation expense	(301,583)
Disposals	0
Ending Balance, January 31, 2019	(301,583)	0
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance, January 31, 2019	413,790
Furniture & fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Assets from acquisition	416,609
Additions	62,255
Disposals	0
Ending Balance, January 31, 2019	478,864	0
Furniture & fixtures | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Depreciation expense	(65,074)
Disposals	0
Ending Balance, January 31, 2019	(65,074)	0
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance, January 31, 2019	89,166
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Assets from acquisition	66,358
Additions	30,427
Disposals	0
Ending Balance, January 31, 2019	96,785	0
Computer equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Depreciation expense	(7,619)
Disposals	0
Ending Balance, January 31, 2019	(7,619)	0
Machinery & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance, January 31, 2019	420,842
Machinery & equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Assets from acquisition	511,769
Additions	7,995
Disposals	(90,100)
Ending Balance, January 31, 2019	429,664	0
Machinery & equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance, January 31, 2018 & 2017	0
Depreciation expense	(8,822)
Disposals	0
Ending Balance, January 31, 2019	$ (8,822)	$ 0